Equity - Summary of Common and Preferred Shares and Other Equity Instruments Outstanding (Detail) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2020 CAD ($) $ / shares shares	Oct. 31, 2020 $ / shares	Oct. 31, 2019 CAD ($) $ / shares shares	Oct. 31, 2019 $ / shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 83,625		$ 79,861
Issued in connection with share-based compensation plans	1,825		486
Purchased for cancellation	(814)		(1,030)
Balance at end of period	86,767		83,625
Purchases	(4,853)		(5,564)
Sales	$ 4,778		$ 5,522
Common shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	1,430,678		1,439,029
Issued in connection with share-based compensation plans | shares	1,043		1,900
Purchased for cancellation | shares	(7,860)		(10,251)
Balance at end of period | shares	1,423,861		1,430,678
Balance at beginning of period	$ 17,645		$ 17,635
Issued in connection with share-based compensation plans	80		136
Purchased for cancellation	(97)		(126)
Balance at end of period	$ 17,628		$ 17,645
Balance at end of period | $ / shares	$ 4.29		$ 4.07
Common shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	(582)		(235)
Balance at end of period | shares	(1,388)		(582)
Balance at beginning of period	$ (58)		$ (18)
Balance at end of period	$ (129)		$ (58)
Purchases | shares	(58,775)		(54,263)
Sales | shares	57,969		53,916
Purchases	$ (4,739)		$ (5,380)
Sales	$ 4,668		$ 5,340
Common shares [member] | Outstanding capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	1,430,096
Balance at end of period | shares	1,422,473		1,430,096
Balance at beginning of period	$ 17,587
Balance at end of period	$ 17,499		$ 17,587
Preferred shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	227,020
Balance at end of period | shares	168,765		227,020
Balance at beginning of period	$ 5,706		$ 6,306
Issued in connection with share-based compensation plans	1,750		350
Balance at end of period	$ 5,948		$ 5,706
Preferred shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	34		114
Balance at end of period | shares	(2)		34
Balance at beginning of period	$ 1		$ 3
Balance at end of period	$ (3)		$ 1
Purchases | shares	(5,319)		(8,021)
Sales | shares	5,283		7,941
Purchases	$ (114)		$ (184)
Sales	110		182
Preferred shares [member] | Outstanding capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	5,707
Balance at end of period	$ 5,945		$ 5,707
Balance at end of period | shares	168,763		227,054
Series W non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	12,000
Balance at end of period | shares			12,000
Balance at beginning of period	$ 300
Balance at end of period			$ 300
Dividends declared per share | $ / shares	$ 1.05		$ 1.23
Series AA non cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	12,000
Balance at end of period | shares			12,000
Balance at beginning of period	$ 300
Balance at end of period			$ 300
Dividends declared per share | $ / shares	$ 0.95		$ 1.11
Series AC non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	8,000
Balance at end of period | shares			8,000
Balance at beginning of period	$ 200
Balance at end of period			$ 200
Dividends declared per share | $ / shares	$ 0.98		$ 1.15
Series AE non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	10,000
Balance at end of period | shares			10,000
Balance at beginning of period	$ 250
Balance at end of period			$ 250
Dividends declared per share | $ / shares	$ 0.96		$ 1.13
Series AF non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	8,000
Balance at end of period | shares			8,000
Balance at beginning of period	$ 200
Balance at end of period			$ 200
Dividends declared per share | $ / shares	$ 0.95		$ 1.11
Series AG non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	10,000
Balance at end of period | shares			10,000
Balance at beginning of period	$ 250
Balance at end of period			$ 250
Dividends declared per share | $ / shares	$ 0.96		$ 1.13
Series BH non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	6,000
Balance at end of period | shares	6,000		6,000
Balance at beginning of period	$ 150
Balance at end of period	$ 150		$ 150
Dividends declared per share | $ / shares	$ 1.23		$ 1.23
Series BI non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	6,000
Balance at end of period | shares	6,000		6,000
Balance at beginning of period	$ 150
Balance at end of period	$ 150		$ 150
Dividends declared per share | $ / shares	$ 1.23		$ 1.23
Series BJ non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	6,000
Balance at end of period | shares	6,000		6,000
Balance at beginning of period	$ 150
Balance at end of period	$ 150		$ 150
Dividends declared per share | $ / shares	$ 1.31		$ 1.31
Series AZ non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	20,000
Balance at end of period | shares	20,000		20,000
Balance at beginning of period	$ 500
Balance at end of period	$ 500		$ 500
Dividends declared per share | $ / shares	$ 0.93		$ 0.96
Series BB non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	20,000
Balance at end of period | shares	20,000		20,000
Balance at beginning of period	$ 500
Balance at end of period	$ 500		$ 500
Dividends declared per share | $ / shares	$ 0.91		$ 0.96
Series BD non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	24,000
Balance at end of period | shares	24,000		24,000
Balance at beginning of period	$ 600
Balance at end of period	$ 600		$ 600
Dividends declared per share | $ / shares	$ 0.85		$ 0.90
Series BF non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	12,000
Balance at end of period | shares	12,000		12,000
Balance at beginning of period	$ 300
Balance at end of period	$ 300		$ 300
Dividends declared per share | $ / shares	$ 0.90		$ 0.90
Series BK non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	29,000
Balance at end of period | shares	29,000		29,000
Balance at beginning of period	$ 725
Balance at end of period	$ 725		$ 725
Dividends declared per share | $ / shares	$ 1.38		$ 1.38
Series BM non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	30,000
Balance at end of period | shares	30,000		30,000
Balance at beginning of period	$ 750
Balance at end of period	$ 750		$ 750
Dividends declared per share | $ / shares	$ 1.38		$ 1.38
Series BO non-cumulative five year rate reset first preference shares [Member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	14,000
Balance at end of period | shares	14,000		14,000
Balance at beginning of period	$ 350
Balance at end of period	$ 350		$ 350
Dividends declared per share | $ / shares	$ 1.20		$ 1.27
Series C2 non-cumulative fixed rate/floating first preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | shares	20
Balance at end of period | shares	15		20
Balance at beginning of period	$ 31
Balance at end of period	$ 23		$ 31
Dividends declared per share | $ / shares		$ 67.50		$ 67.50
Series 1 limited recourse capital notes [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at end of period | shares	1,750
Balance at end of period	$ 1,750
Balance at end of period | $ / shares	$ 4.50